As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 850
Woodland Hills, California 91367
 (Name and address of agent for service)

Copies to:
Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: (800) 915-6566

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30,  2011

Item 1. Schedule of Investments.
GUINNESS ATKINSON ALTERNATIVE ENERGY FUND
Schedule of Investments
at September 30, 2011 (Unaudited)

Shares	Common Stocks - 97.1%	Value

	Efficiency: 11.7%
146,000	Applied Intellectual Capital Ltd.*†^	-
760,987	Carmanah Technologies Corp.*†	363,101
27,000	Itron, Inc. *	796,500
4,445,888	Thermal Energy International, Inc.*†	254,560
53,700	WaterFurnace Renewable Energy, Inc.	949,064
		2,363,225

	Geothermal: 4.5%
56,119	Ormat Technologies, Inc.	902,394

	Hydro: 10.0%
69,453	Cia Energetica de Minas Gerais ADR	1,030,683
33,800	Verbund AG	977,086
		2,007,769

	Solar: 29.3%
200,500	JA Solar Holdings Co., Ltd.*	356,890
122,200	LDK Solar Co., Ltd. - ADR*	381,264
103,480	MEMC Electronic Materials, Inc.*	542,235
43,000	Phoenix Solar AG	469,673
160,000	Power-One Inc.*	720,000
148,900	Renesola Ltd. - ADR*	256,108
490,324	Renewable Energy Corp. ASA*	429,980
12,500	SMA Solar Technology AG	650,821
74,900	STR Holdings, Inc.*	607,439
63,105	SunPower Corp. - Class B *	463,822
156,391	Suntech Power Holdings Co., Ltd. - ADR*	361,263
50,400	Trina Solar Ltd. - ADR*	306,432
115,200	Yingli Green Energy Holding Co., Ltd. - ADR*	357,120
		5,903,047

	Wind: 41.6%
13,200	Acciona SA	1,114,274
90,387	Boralex, Inc.*	600,337
1,370,000	China Longyuan Power Group Corp - H Shares*	1,119,905
4,860,000	China Suntien Green Energy Corp Ltd - H Shares*	878,701
195,900	EDP Renovaveis SA*	1,069,097
152,219	Gamesa Corp Tecnologica SA	683,054
221,100	Greentech Energy Systems*	781,950
-	Iberdrola Renovables SA	-
132,100	Nordex SE*	652,526
775,616	Theolia SA*	969,108
31,315	Vestas Wind Systems A/S*	507,781
		8,376,733

	Total Common Stocks	19,553,168
	(cost $42,736,596)

	Total Investments in Securities	19,553,168
	(cost $ $42,736,596) - 97.1%

	Other Assets less Liabilities - 2.9%	585,718

	Net Assets: 100%	$20,138,886

* Non-income producing security.
† Illiquid.  Illiquid securities represent 3.1% of net assets.
^ Fair value under direction of the Board of Trustees.  Fair valued securities represent 0.0% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2011 (Unaudited)

Shares	Common Stocks: 98.9%	Value

	China: 32.1%
309,000	Anhui Conch Cement Co Ltd- H Shares	$840,154
321,000	China Shenhua Energy Co., Ltd. - H Shares	1,259,787
1,209,900	db x-trackers - CSI300 INDEX ETF - 2D	964,629
490,000	Dongfang Electric Corp. Ltd. - H Shares	1,258,378
1,174,636	Guangzhou Automobile Group Co., Ltd. - H Shares	1,142,399
168,300	JA Solar Holdings Co., Ltd. - ADR*	299,574
670,000	Jiangxi Copper Co., Ltd. - H Shares	1,133,374
1,490,000	PetroChina Co., Ltd. - H Shares	1,805,898
1,714,000	Shenzhen Expressway Co., Ltd. - H Shares	614,125
1,694,000	Soho China, Ltd.	1,052,547
16,650	Sohu.com Inc.*	802,530
54,000	Trina Solar Ltd. - ADR*	328,320
396,000	Weichai Power Co., Ltd. - H Shares	1,796,098
616,800	Yanzhou Coal Mining Co., Ltd. - H Shares	1,290,265
		14,588,078

	Hong Kong: 13.8%
618,000	Chen Hsong Holdings †	208,656
1,671,000	China Liansu Group Holdings Ltd.	663,516
110,500	China Mobile Ltd.	1,077,646
715,000	CNOOC Ltd.	1,148,718
129,266	HSBC Holdings PLC	994,183
286,000	Kingboard Chemical Holdings Ltd.	769,462
1,048,000	Kunlun Energy Co., Ltd.	1,418,473
		6,280,654

	Indonesia: 5.7%
9,057,000	Borneo Lumbung Energi & Metal Tbk PT*	888,680
225,000	Indo Tambangraya Megah PT	981,743
2,111,000	International Nickel Indonesia Tbk PT	706,756
		2,577,179

	Malaysia: 3.5%
166,700	DiGi.Com Bhd	1,585,089

	Singapore: 3.0%
901,000	Sakari Resources Ltd.	1,346,052

	South Korea: 16.6%
11,255	Hyundai Mobis	3,196,456
3,055	POSCO	939,266
2,635	Samsung Electronics Co., Ltd.	1,845,852
8,000	Samsung Engineering Co., Ltd.	1,550,254
		7,531,828

	Taiwan: 15.4%
103,411	HTC Corp.	2,271,841
1,039,314	Lite-On Technology Corp.	942,268
407,000	Novatek Microelectronics Corp. Ltd.	934,138
2	Shin Zu Shing Co., Ltd.	4
830,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,880,581
863,324	Wistron Corp.	966,764
		6,995,596

	Thailand: 8.8%
234,500	Electricity Generating PCL/Foreign	636,779
814,000	Glow Energy PCL/Foreign	1,230,001
239,000	PTT Exploration & Production PCL/Foreign	1,054,993
130,700	PTT PCL/Foreign	1,074,864
		3,996,637

	Total Common Stocks
	(cost $41,927,333)	44,901,113

	Total Investments in Securities
	(cost $41,927,333) - 96.4%	44,901,113

	Other Assets less Liabilities - 1.1%	502,781

	Net Assets: 100%	$45,403,894

* Non-income producing security.
† Illiquid.  Illiquid securities represent 0.5% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA FOCUS FUND
Schedule of Investments
at September 30, 2011 (Unaudited)

Industry	% of Net Assets

Auto/Truck Parts & Equipment	11.0%
Coal	10.7%
Oil Company - Exploration & Production	8.0%
Oil Company - Integrated	6.3%
Semiconductor Components - Integrated Circuits	6.2%
Wireless Equipment	5.0%
Electric - Generation	4.1%
Electronic Components - Semiconductor	4.1%
Telecommunication Services	3.5%
Engineering/R&D Services	3.4%
Power Conversion/Supply Equipment	2.8%
Auto-Cars/Light Trucks	2.5%
Metal - Copper	2.5%
Cellular Telecommunications	2.4%
Real Estate Operations/Development	2.3%
Commercial Banks	2.2%
Computers	2.1%
Exchange Traded Fund ("ETF")	2.1%
Computers - Peripheral Equipment	2.1%
Steel - Producers	2.1%
Diversified Minerals	2.0%
Building Products - Air&Heating	1.8%
Web Portals/ISP	1.8%
Chemicals - Other	1.7%
Non-Ferrous Metals	1.6%
Building & Construction Products	1.4%
Energy - Alternate Sources	1.4%
Public Thoroughfares	1.3%
Machinery	0.5%
Metal Processors & Fabricators	0.0%
Total Investments in Securities	98.9%
Other Assets less Liabilities	1.1%
Net Assets	100.0%

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments
at September 30, 2011 (Unaudited)

Shares	Common Stocks: 101.2%	Value

	Australia: 3.6%
54,038	Incitec Pivot Ltd.	$167,526

	China: 14.5%
152,000	China Shanshui Cement Group Ltd	100,071
218,000	Industrial & Commercial Bank of China - H Shares	105,375
1,560	PetroChina Co., Ltd. - ADR	187,964
171,000	Soho China Ltd	106,249
80,000	Yanzhou Coal Mining Co., Ltd. - H Shares	167,350
		667,009

	Hong Kong: 20.9%
62,500	BOC Hong Kong Holdings Ltd.	130,335
17,000	China Mobile Ltd.	165,792
25,000	CLP Holdings Ltd.	224,257
3,924	HSBC Holdings PLC - ADR	149,269
241,000	Pacific Textile Holdings Ltd	122,350
19,000	VTech Holdings Ltd.	174,305
		966,308

	Indonesia: 6.2%
30,500	Indo Tambangraya Megah PT	133,081
179,500	Telekomunikasi Indonesia Tbk PT	153,998
		287,079

	Malaysia: 5.3%
25,600	DiGi.Com Bhd	243,421

	Singapore: 3.3%
12,000	United Overseas Bank Ltd.	154,459

	South Korea: 8.2%
3,620	KT&G Corp	225,856
490	POSCO	150,652
		376,508

	Taiwan: 23.4%
155,394	Compal Electronics, Inc.	141,400
73,400	Depo Auto Parts Ind Co., Ltd.	132,691
6,854	HTC Corp.	150,576
164,633	Lite-On Technology Corp.	149,260
47,000	Novatek Microelectronics Corp. Ltd.	107,873
15,000	St Shine Optical Co., Ltd.	182,957
95,000	Taiwan Semiconductor Manufacturing Co., Ltd.	215,247
		1,080,004

	Thailand: 15.8%
151,400	Delta Electronics Thai PCL/Foreign	93,782
80,200	Glow Energy PCL/Foreign	121,187
34,200	PTT Chemical PCL/Foreign	106,845
21,200	PTT PCL/Foreign	174,347
152,100	Thai Plastic & Chemical PCL/Foreign	112,765
760,600	Thai Tap Water Supply PCL/Foreign	122,677
		731,603

	Total Common Stocks
	(cost $4,639,958)	4,673,917

	Total Investments in Securities
	(cost $4,639,958) - 101.2%	4,673,917

	Liabilities in Excess of Other Assets - (1.2%)	(56,382)

	Net Assets: 100%	$4,617,535

ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON ASIA PACIFIC DIVIDEND FUND
Schedule of Investments By Industry
at September 30, 2011 (Unaudited)

Industry	% of Net Assets

Commercial Banks	11.7%
Telecommunication Services	8.6%
Oil Company - Integrated	7.8%
Semiconductor Components - Integrated Circuits	7.0%
Coal	6.5%
Tobacco	4.9%
Electric - Integrated	4.8%
Optical Supplies	4.0%
Telecommunication Equipment	3.8%
Agricultural Chemicals	3.6%
Cellular Telecommunications	3.6%
Steel - Producers	3.3%
Wireless Equipment	3.3%
Computers - Peripheral Equipment	3.2%
Computers	3.1%
Auto/Truck Parts & Equipment	2.9%
Water	2.7%
Textile - Products	2.6%
Electric - Generation	2.6%
Chemicals - Plastics	2.4%
Petrochemicals	2.3%
Real Estate Operations/Development	2.3%
Building Products - Air&Heating	2.2%
Electronic Component-Miscellaneous	2.0%
Total Investments in Securities	101.2%
Liabilities in Excess of Other Assets	(1.2)%
Net Assets	100.0%

GUINNESS ATKINSON CHINA & HONG KONG FUND
Schedule of Investments
at September 30, 2011 (Unaudited)

Shares	Common Stocks: 100.7%	Value

	Airlines: 2.6%
2,312,000	Cathay Pacific Airways Ltd.	$3,716,822

	Auto/Truck Parts & Equipment: 6.2%
1,980,600	Weichai Power Co., Ltd. - H Shares	8,983,209

	Auto - Cars/Light Trucks: 6.5%
3,878,000	Dongfeng Motor Group Co., Ltd. - H Shares	5,139,495
4,463,078	Guangzhou Automobile Group Co. Ltd. - H Shares	4,340,592
		9,480,087

	Building Products: 3.7%
993,000	Anhui Conch Cement Co Ltd - H Shares	2,699,912
6,705,000	China Liansu Group Holdings Ltd.	2,662,404
		5,362,316
	Cellular Telecommunications: 4.0%
601,000	China Mobile Ltd.	5,861,226

	Chemicals - Other: 2.1%
1,142,000	Kingboard Chemical Holdings Ltd.	3,072,469

	Coal: 7.0%
1,018,000	China Shenhua Energy Co Ltd - H Shares	3,995,213
2,928,200	Yanzhou Coal Mining Co., Ltd. - H Shares	6,125,414
		10,120,627

	Commercial Banks: 13.1%
2,181,000	BOC Hong Kong Holdings Ltd.	4,548,165
7,358,670	China Construction Bank Corp. - H Shares	4,390,976
216,481	Dah Sing Financial Holdings Ltd.	584,637
546,691	HSBC Holdings PLC	4,204,592
7,872,330	Industrial & Commercial Bank of China - H Shares	3,805,262
190,400	Wing Hang Bank Ltd.	1,535,036
		19,068,668

	Computers: 3.7%
7,938,000	Lenovo Group Ltd.	5,307,665

	Distribution/Wholesale: 2.3%
2,623,000	Digital China Holdings Ltd.	3,380,389

	Energy - Alternate Sources: 2.5%
755,000	JA Solar Holdings Co. Ltd. - ADR*	1,343,900
460,800	Renesola Ltd. - ADR*	792,576
241,500	Trina Solar Ltd. - ADR*	1,468,320
		3,604,796

	Exchange Traded Funds (ETFs): 3.3%
5,945,600	db x-trackers - CSI300 INDEX ETF - 2D	4,740,308

	Gas - Distribution: 3.4%
994,000	Beijing Enterprises Holdings Ltd.	4,961,409

	Internet Application Software: 3.7%
263,000	Tencent Holdings Ltd.	5,394,798

	Machinery - General Industries: 0.8%
3,510,000	Chen Hsong Holdings †	1,185,082

	Metal - Copper: 2.8%
2,406,000	Jiangxi Copper Co., Ltd. - H Shares	4,069,997

	Oil - Integrated: 4.4%
5,234,000	PetroChina Co., Ltd. - H Shares	6,343,671

	Oil - Exploration & Production: 8.7%
3,913,000	CNOOC Ltd.	6,286,620
4,676,000	Kunlun Energy Co., Ltd.	6,328,988
		12,615,608

	Power Conversion/Supply Equipment: 3.5%
2,005,000	Dongfang Electric Corp., Ltd. - H Shares	5,149,079

	Public Thoroughfares: 1.2%
4,944,000	Shenzhen Expressway Co., Ltd. - H Shares	1,771,430

	Real Estate: 4.8%
11,103,000	Soho China Ltd.	6,898,716

	Real Estate Management/Service: 2.0%
7,255,000	Midland Holdings Ltd.	2,945,388

	Retail - Apparel: 0.1%
698,000	Glorious Sun Enterprises Ltd.	220,823

	Telecommunication Equipment: 3.3%
519,000	VTech Holdings Ltd.	4,761,287

	Web Portals/ISP: 5.0%
105,040	Netease.com - ADR*	4,008,326
67,800	Sohu.com Inc.*	3,267,960
		7,276,286

	Total Common Stocks
	(costs $131,687,436)	146,292,156

	Total Investments in Securities
	(costs $131,687,436) - 100.7%	146,292,156

	Liabilities in Excess of Other Assets - (0.7%)	(951,608)

	Net Assets: 100%	$145,340,548

* Non-income producing security.
† Illiquid.  Illiquid securities represent 0.8% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL ENERGY FUND
Schedule of Investments
at September 30, 2011 (Unaudited)

Shares	Common Stocks: 100.0%	Value

	Energy - Alternate Source: 1.4%
557,100	JA Solar Holdings Co. Ltd. - ADR*	$991,638
149,600	Trina Solar Ltd. - ADR*	909,568
		1,901,206

	Machinery-General Industries: 0.0%
91,478	Shandong Molong Petroleum Machinery Co., Ltd. - H Shares	43,466

	Oil & Gas - Drilling: 5.6%
160,470	Patterson-UTI Energy, Inc.	2,782,550
14,930	Transocean Ltd.	712,758
115,397	Unit Corp.*	4,260,457
		7,755,765

	Oil & Gas - Exploration & Production: 40.1%
1,712,800	Afren PLC*	2,148,157
52,709	Apache Corp.	4,229,370
677,083	Bayfield Energy Holdings PLC *	496,248
125,918	Bill Barrett Corp.*	4,563,268
154,800	Canadian Natural Resources Ltd.	4,545,468
84,200	Carrizo Oil & Gas Inc.*	1,814,931
170,800	Chesapeake Energy Corp.	4,363,940
242,510	Coastal Energy Co.*†	2,221,678
77,200	Devon Energy Corp.	4,279,968
368,450	Dragon Oil PLC	2,729,656
140,600	Forest Oil Corp.*	2,024,640
268,900	Ithaca Energy Inc. *	418,272
575,230	JKX Oil & Gas PLC †	1,462,553
110,986	Newfield Exploration Co.*	4,405,034
287,321	Nexen, Inc.	4,469,255
65,135	Noble Energy Inc.	4,611,558
224,000	Pantheon Resources PLC*	49,325
234,700	Penn Virginia Corp.	1,307,279
98,300	Petrominerales Ltd.	1,932,417
514,100	SOCO International PLC*	2,603,073
80,000	Triangle Petroleum Corp.*	287,200
362,740	WesternZagros Resources Ltd.*	157,502
		55,120,792

	Oil & Gas - Field Services: 6.1%
136,300	Halliburton Co.	4,159,876
275,780	Helix Energy Solutions Group, Inc.*	3,612,718
84,900	Kentz Corp Ltd.	594,620
		8,367,214

	Oil & Gas - Integrated: 42.3%
880,185	BP PLC	5,279,284
54,600	Chevron Corp.	5,051,592
85,928	ConocoPhillips	5,440,961
312,900	ENI SpA	5,497,776
256,700	Gazprom OAO - ADR	2,455,452
90,643	Hess Corp.	4,755,132
201,500	Marathon Oil Corp.	4,348,370
151,308	OMV AG	4,524,867
4,428,000	PetroChina Co., Ltd. - H Shares	5,366,790
249,050	Statoil ASA	5,321,410
181,476	Suncor Energy, Inc.	4,634,314
124,700	Total SA	5,498,092
		58,174,040

	Oil Refining & Marketing: 4.5%
59,950	Marathon Petroleum Corp.	1,622,247
255,899	Valero Energy Corp.	4,549,884
		6,172,131

	Total Common Stocks
	(cost $167,926,081)	137,534,614

	Total Investments in Securities
	(cost $167,926,081) - 100.0%	137,534,614

	Liabilities in Excess of Other Assets - (0.0%)	(63,058)

	Net Assets: 100%	$137,471,556

* Non-income producing security.
† Illiquid.  Illiquid securities represent 2.7% of net assets.
ADR - American Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON GLOBAL INNOVATORS FUND
Schedule of Investments
at September 30, 2011 (Unaudited)

Shares	Common Stocks: 98.1%	Value

	Automobile Manufacturers: 3.6%
17,930	Honda Motor Co., Ltd. - ADR	$522,659
8,740	Toyota Motor Corp. - ADR	596,592
		1,119,251

	Cable/Satellite TV: 3.9%
56,810	Comcast Corp. - Class A	1,187,329

	Commercial Banks: 6.9%
27,500	Capital One Financial Corp.	1,089,825
32,354	State Street Corp.	1,040,505
		2,130,330

	Computer Aided Design: 3.2%
64,590	Parametric Technology Corp.*	993,394

	Computers: 6.3%
3,150	Apple, Inc.*	1,200,717
36,660	Research In Motion Ltd.*	744,198
		1,944,915

	Diversified Manufacturing Operations: 3.6%
26,180	Danaher Corp.	1,097,989

	E-Commerce: 3.8%
39,140	eBay, Inc.*	1,154,239

	Electronics: 14.8%
51,850	Intel Corp.	1,106,220
17,110	L-3 Communications Holdings, Inc.	1,060,307
78,085	NVIDIA Corp.*	976,062
3,990	Samsung Electronics Co., Ltd. - GDR	1,402,436
		4,545,025

	Finance - Investment Bank/Broker: 3.5%
72,100	TD Ameritrade Holding Corp.	1,060,231

	Finance - Other Services: 3.6%
9,440	IntercontinentalExchange, Inc.*	1,116,374

	Internet Content - Information: 3.7%
133,990	Infospace, Inc.*	1,120,156

	Machinery: 3.9%
17,200	Roper Industries, Inc.	1,185,252

	Medical - Biomedical: 4.2%
33,360	Gilead Sciences, Inc.*	1,294,368

	Oil & Gas Producers: 3.7%
31,150	BP PLC - ADR	1,123,581

	Prepackaged Software: 7.6%
20,890	Check Point Software Technologies*	1,102,156
43,290	Oracle Corp.	1,244,155
		2,346,311

	Retail: 3.3%
43,520	Best Buy Co., Inc.	1,014,016

	Semiconductor: 7.2%
100,130	Applied Materials, Inc.	1,036,345
102,279	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	1,169,049
		2,205,394

	Telecommunications: 7.3%
33,577	CenturyLink, Inc.	1,112,070
44,045	Vodafone Group PLC - ADR	1,129,754
		2,241,824

	Wireless Equipment: 4.0%
216,422	Nokia OYJ - ADR	1,224,949

	Total Common Stocks
	(cost $38,236,204)	30,104,928

	Total Investments in Securities
	(cost $38,236,204) - 98.1%	30,104,928

	Other Assets less Liabilities - 1.9%	582,545

	Net Assets: 100%	$30,687,473

* Non-income producing security.
ADR - American Depository Receipt
GDR - Global Depository Receipt

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND
Schedule of Investments
at September 30, 2011 (Unaudited)

Principal Amount (CNY)	Corporate Bonds: 45.2%	Value

	Auto-Cars/Light Trucks: 3.2%
18,000,000	Volkswagen International Finance NV, 2.15%, 05/23/16	$2,676,346

	Commerical Banks Non-US: 11.2%
60,000,000	Bank of China, 0.90%, 12/14/11	9,237,875

	Food-Retail: 1.9%
10,500,000	Tesco PLC, 1.75%, 09/01/14	1,604,563

	Industrial Gases: 11.2%
60,000,000	Air Liquide Finance, 3.00%, 09/19/16	9,208,123

	Machinery: 6.7%
36,000,000	Caterpillar Financial Services Corp., 1.35%, 07/12/13	5,496,070

	Manufacturer: 1.1%
6,500,000	Singamas Container Holdings Ltd, 4.75%, 04/14/14	877,754

	Oil Company - Integrated: 6.5%
35,000,000	BP Capital Markets PLC, 1.70%, 09/15/14	5,360,111

	Real Estate Operator/Developer: 3.4%
18,500,000	Global Logistic Properties Ltd, 3.37%, 05/11/16	2,827,825

	Total Corporate Bonds
	(cost $38,444,911)	37,288,667

	Total Investments in Securities
	(cost $38,444,911) - 45.2%	37,288,667

	Other Assets less Liabilities - 54.8%	45,284,530

	Net Assets: 100%	$82,573,197

See accompanying Notes to Schedule of Investments.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2011

Note 1 – Organization
Guinness Atkinson Funds (the “Trust”), was organized on April 28, 1997 as a Delaware business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”),  as a non-diversified, open-end management investment company.  Currently, the Trust offers six separate series:  Guinness Atkinson Alternative Energy Fund (the “Alternative Energy Fund”), Guinness Atkinson Asia Focus Fund (the “Asia Focus Fund”), Guinness Atkinson Asia Pacific Dividend Fund (the “Asia Pacific Dividend Fund”), Guinness Atkinson China & Hong Kong Fund (the “China & Hong Kong Fund”), Guinness Atkinson Global Energy Fund (the “Global Energy  Fund”), and Guinness Atkinson Global Innovators Fund (the “Global Innovators Fund”), all of which  (each a “Fund” and collectively, the “Funds”) are covered by this report.  The China & Hong Kong Fund began operations on June 30, 1994, the Asia Focus Fund began operations on April 29, 1996, the Global Innovators Fund began operations on December 15, 1998, the Global Energy Fund began operations on June 30, 2004,  the Alternative Energy Fund and the Asia Pacific Dividend Fund began operations on March 31, 2006, and the Renminbi Yuan & Bond Fund began operations on June 30, 2011.

The Alternative Energy Fund and Asia Focus Fund’s investment objective is long-term capital appreciation.  The Asia Pacific Dividend Fund’s investment objective is to provide investors with dividend income and long-term capital growth.  The China & Hong Kong Fund’s investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.  The Global Energy Fund and Global Innovators Fund’s investment objective is long-term capital appreciation.  The Renminbi Yuan & Bond Fund’s investment objective is to seek total return.  Total return means the combination of capital appreciation and investment income, which includes changes in the value of the Renminbi, the currency of China of which the Yuan is the unit.

Note 2 – Significant accounting policies
The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading.  Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Investment Advisor in accordance with procedures established by the Board of Trustees. Debt securities are valued based on available market quotations received from an independent pricing service approved by the Trust's Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In determining fair value, the Funds take into account all relevant factors and available information.  Consequently, the price of the security used to calculate its Net Asset Value may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  Short-term investments are stated at cost, combined with accrued interest, which approximates market value.  Realized gains and losses from securities transactions are calculated using the identified cost method.

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2011

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period.  The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

B.	Security Transactions. Security transactions are accounted for on the trade date.

C.
Concentration of Risk.  The Alternative Energy Fund invests substantially in the alternative energy or energy technology sectors.  The Asia Focus Fund invests substantially all of its assets in the Asian continent.  The Asia Pacific Dividend Fund invests primarily in dividend-producing equity securities of Asia Pacific companies.  The China & Hong Kong Fund invests substantially all of its assets in securities that are traded in China or Hong Kong or that are issued by companies that do a substantial part of their business in China. The Global Energy Fund invests substantially in energy companies; the changes in the prices and supplies of oil and other energy fuels may affect the Funds’ investments.  The Renminbi Yuan & Bond Fund invests in securities issued by companies economically tied to China exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among other regions.  The consequences of political, social, or economic changes in the countries or business sectors in which the securities are offered or the issuers conduct their operations may affect the market prices of the Funds' investments and any income generated, as well as the Funds' ability to repatriate such amounts.

Note 3 – Federal Income Tax Information
At September 30, 2011, gross unrealized appreciation and (depreciation) on investments were as follows:

	Alternative Energy Fund	Asia Focus Fund	Asia Pacific Dividend Fund	China & Hong Kong Fund
Cost of investments	$42,736,596	$41,927,333	$4,639,958	$131,687,436
Gross unrealized appreciation	594,264	9,659,908	617,911	40,960,637
Gross unrealized depreciation	(23,777,693)	(6,686,128)	(583,953)	(26,355,913)
Net unrealized appreciation (depreciation) on investments	(23,183,430)	2,973,780	33,958	14,604,724

	Global Energy Fund	Global Innovators Fund	Renminbi Yuan & Bond Fund
Cost of investments	$167,926,081	$38,236,204	$38,444,911
Gross unrealized appreciation	4,044,099	764,243	-
Gross unrealized depreciation	(34,435,565)	(8,895,518)	(1,156,240)
Net unrealized appreciation (depreciation) on investments	30,391,466	(8,131,275)	(1,156,240)

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2011

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 4 – Fair Value Measurements and Disclosures
Fair Value Measurements and Disclosures clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011, in valuing the Funds’ assets carried at fair value:

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2011

Alternative Energy Fund
Assets Table	Level 1	Level 2	Level 3		Total
Investments, at value
Common Stocks1
Energy	$1,300,694	$5,471,287	$-		$6,771,981
Industrial	4,872,869	3,425,603	-		8,298,472
Technology	542,235	429,980	-	(a)	972,215
Utilities	2,533,414	977,086	-		3,510,500
Total Investments, at value	$9,249,212	$10,303,956	$-	(a)	$19,553,168
Other Financial Instruments*	$-	$-	$-		$-
Total Assets	$9,249,212	$10,303,956	$-	(a)	$19,553,168

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Alternative Energy Fund	Investments, at value		Other Financial Instruments*
Balance as of 12/31/2010	$-	(a)	$-
Realized gain (loss)	-		-
Change in unrealized appreciation (depreciation)	-		-
Net purchases (sales)	-		-
Transfers in and/or out of Level 3	-		-
Balance as of 09/30/11	$-	(a)	$-

(a)	Applied Intellectual Capital Ltd. fair valued at zero.

Asia Focus Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$1,430,424	$43,470,689	$-	$44,901,113
Total Investments, at value	1,430,424	43,470,689	-	44,901,113
Other Financial Instruments*	-	-	-	-
Total Assets	$1,430,424	$43,470,689	$-	$44,901,113

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2011

Asia Pacific Dividend Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$563,090	$4,110,827	$-	$4,673,917
Total Investments, at value	563,090	4,110,827	-	4,673,917
Other Financial Instruments*	-	-	-	-
Total Assets	$563,090	$4,110,827	$-	$4,673,917

China & Hong Kong Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$10,881,082	$135,411,074	$-	$146,292,156
Total Investments, at value	10,881,082	135,411,074	-	146,292,156
Other Financial Instruments*	-	-	-	-
Total Assets	$10,881,082	$135,411,074	$-	$146,292,156

Global Energy Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$93,960,094	$43,574,520	$-	$137,534,614
Total Investments, at value	93,960,094	43,574,520	-	137,534,614
Other Financial Instruments*	-	-	-	-
Total Assets	$93,960,094	$43,574,520	$-	$137,534,614

Global Innovators Fund
Assets Table	Level 1	Level 2	Level 3	Total
Investments, at value
Common Stocks1	$28,702,492	$1,402,436	$-	$30,104,928
Total Investments, at value	28,702,492	1,402,436	-	30,104,928
Other Financial Instruments*	-	-	-	-
Total Assets	$28,702,492	$1,402,436	$-	$30,104,928

GUINNESS ATKINSON FUNDS
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
September 30, 2011

Renminbi Yuan & Bond Fund
Assets Table	Level 1	Level 2	Level 3	Total
Cash	$44,453,288			$44,453,288
Investments, at value	-
Corporate Bonds	-	$37,288,667	$-	$37,288,667
Total Investments, at value	-	37,288,667	-	37,288,667
Other Financial Instruments*	-	-	-	-
Total Assets	$44,453,288	$37,288,667	$-	$81,831,955

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps contracts.  Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

1Foreign securities traded in foreign exchanges may be adjusted due to a significant change in the value of U.S. traded securities, as measured by the S&P 500 Index.  Significant movements were deemed to have occurred at September 30, 2011 and therefore such securities were classified as Level 2.  As a result, securities still held by the Alternative Energy Fund, Asia Focus Fund, Asia Pacific Dividend Fund, China & Hong Kong Fund, Global Energy, and Global Innovators Fund were transferred from Level 1 into Level 2 with an end of period value of $6,675,737, $40,613,360, $3,633,340, $123,975,643, $43,574,519, and $1,402,436, respectively.  There were no securities transferred between Level 1 and Level 2 in the Renminbi Yuan & Bond Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Guinness Atkinson Funds

By:	/s/ James J. Atkinson
Title:	James J. Atkinson, Jr., President
Date:	11/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Atkinson
(Signature and Title)	James J. Atkinson, Jr., President

Date:	11/28/11

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/28/11